INVESTMENTS	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about investment property [abstract]
INVESTMENTS

8.	INVESTMENTS

Balance at December 31, 2023	$189,403
Change in fair value	(9,676)
Balance at June 30, 2024	$179,727

Fair value of investments is comprised of:

Public company shares	$42,857
Private company shares	136,780
Balance at June 30, 2024	$179,727

The Company holds 1,428,571 shares of a publicly listed company with an initial cost of $500,000.

The Company holds 50,000 common shares of a private company with an initial value of USD$100,000. The Company considers if observable market data exists on a quarterly basis to value the investment. Since inception, the Company has not had any adjustments to the fair value of the investment based on observable market data.